OMB APPROVAL
OMB Number: 3235-0578
Expires: April 30, 2013
Estimated average burden hours per response: 5.6

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-6352

ING Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2012

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Alternative Beta Fund
ING Global Target Payment Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Alternative Beta Fund	as of July 31, 2012 (Unaudited)

SHORT-TERM INVESTMENTS: 99.4%
		Mutual Funds: 99.4%
23,796,700		BlackRock Liquidity Funds, TempFund, Institutional Class(1)
		(Cost $23,796,700)	$23,796,700	99.4
		Total Short-Term Investments
		(Cost $23,796,700)	23,796,700	99.4
		Assets in Excess of Other Liabilities	137,798	0.6
		Net Assets	$23,934,498	100.0
	(1)

The investment objective of BlackRock Liquidity Funds,TempFund, Institutional Class (“TempFund”) is to seek as high a level of current income as is consistent with liquidity and stability of principal. TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and U.S. commercial obligations and repurchase agreements secured by such obligations. The TempFund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less.

In addition, the TempFund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts, variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the TempFund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The TempFund will only purchase securities that present minimal credit risk as determined by the TempFund’s investment manager, BlackRock, pursuant to guidelines approved by the BlackRock Liquidity Funds’ Board of Trustees. For complete financial statements of the BlackRock TempFund, including the notes and management’s discussion and analysis on fund performance, please visit www.sec.gov.

Cost for federal income tax purposes is the same as for financial statement purposes.

PORTFOLIO OF INVESTMENTS
ING Alternative Beta Fund	as of July 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2012
Asset Table
Investments, at fair value
Short-Term Investments	$23,796,700	$—	$—	$23,796,700
Total Investments, at fair value	$23,796,700	$—	$—	$23,796,700
Other Financial Instruments+
Futures	18,269	—	—	18,269
Equity forward contracts	—	85,346	—	85,346
Total Assets	$23,814,969	$85,346	$—	$23,900,315
Liabilities Table
Other Financial Instruments+
Futures	$(8,032)	$—	$—	$(8,032)
Total Liabilities	$(8,032)	$—	$—	$(8,032)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the period ended July 31, 2012.

ING Alternative Beta Fund Open OTC Equity Forward Contracts on July 31, 2012:

Contract Description	Counterparty	Number of Contracts	Expiration Date	Position	Notional Value	Unrealized Appreciation/ (Depreciation)
MSCI Daily Total Return Net Emerging Markets Index (NDUEEGF), Strike Price 369.583	Societe Generale	15,972	08/09/12	Long	$5,988,328	$85,346
					$5,988,328	$85,346

PORTFOLIO OF INVESTMENTS
ING Alternative Beta Fund	as of July 31, 2012 (Unaudited) (continued)

ING Alternative Beta Fund Open Futures Contracts on July 31, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Dollar Index	20	09/17/12	$1,654,200	$15,145
			$1,654,200	$15,145
Short Contracts
CBOE Volatility Index	(6)	08/21/12	(119,400)	(3,850)
Russell 2000® Mini Index	(4)	09/21/12	(313,840)	3,124
U.S. Treasury 10-Year Note	(19)	09/19/12	(2,558,469)	(4,182)
			$(2,991,709)	$(4,908)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of July 31, 2012:

Derivatives Fair Value*
Equity contracts	$84,620
Foreign exchange contracts	15,145
Interest rate contracts	(4,182)
Total	$95,583

* Forward foreign currency contracts, equity forwards and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Global Target Payment Fund	as of July 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: 99.7%
		Affiliated Investment Companies: 99.7%
339,934		ING Core Equity Research Fund - Class I	$4,344,355	5.0
169,779		ING Emerging Markets Equity Fund - Class I	1,736,842	2.0
257,455		ING Floating Rate Fund - Class I	2,595,143	3.0
531,513		ING Global Bond Fund - Class I	6,069,879	7.0
203,778		ING Global Real Estate Fund - Class I	3,513,130	4.0
1,106,056		ING High Yield Bond Fund - Class I	8,715,720	10.0
1,767,057		ING Index Plus International Equity Fund - Class I	13,040,878	15.0
1,683,491		ING Intermediate Bond Fund - Class I	17,104,264	19.7
125,584		ING International SmallCap Fund - Class I	4,294,975	5.0
782,838	@	ING Large Cap Growth Fund - Class I	7,836,204	9.0
876,076		ING Large Cap Value Fund - Class I	9,619,315	11.1
288,457		ING MidCap Opportunities Fund - Class I	5,982,598	6.9
116,592		ING Small Company Fund - Class I	1,706,907	2.0
		Total Mutual Funds
		(Cost $87,941,886)	86,560,210	99.7
SHORT-TERM INVESTMENTS: 0.5%
		Mutual Funds: 0.5%
470,677		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $470,677)	470,677	0.5
		Total Short-Term Investments
		(Cost $470,677)	470,677	0.5
		Total Investments in Securities (Cost $88,412,563)	$87,030,887	100.2
		Liabilities in Excess of Other Assets	(200,303)	(0.2)
		Net Assets	$86,830,584	100.0

	@	Non-income producing security
		Cost for federal income tax purposes is $88,544,049.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$1,674,655
		Gross Unrealized Depreciation	(3,187,817)
		Net Unrealized Depreciation	$(1,513,162)

PORTFOLIO OF INVESTMENTS
ING Global Target Payment Fund	as of July 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2012
Asset Table
Investments, at fair value
Mutual Funds	$86,560,210	$—	$—	$86,560,210
Short-Term Investments	470,677	—	—	470,677
Total Investments, at fair value	$87,030,887	$—	$—	$87,030,887
Liabilities Table
Other Financial Instruments+
Written Options	$—	$(484,807)	$—	$(484,807)
Total Liabilities	$—	$(484,807)	$—	$(484,807)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the period ended July 31, 2012.

ING Global Target Payment Fund Written OTC Options on July 31, 2012:

# of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Indices
126,805	Goldman Sachs & Co.	Call on iShares® MSCI EAFE Index	49.320	USD	08/28/12	$159,774	$(206,021)
5,830	UBS Warburg LLC	Call on S&P 500® Index	1,360.020	USD	08/28/12	138,757	(195,802)
16,690	Goldman Sachs & Co.	Call on S&P MidCap 400® Index	169.200	USD	08/28/12	64,924	(82,984)
Total Written OTC Options						$363,455	$(484,807)

Item 2. Controls and Procedures

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Series Fund, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 25, 2012

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	September 25, 2012